COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Common Stock
COMMON STOCK

NOTE 9 – COMMON STOCK

The Company has entered into three consulting agreements that required the issuance of a total of 31,251 shares of common stock per month through May 2023. For the six months ended June 30, 2023, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $9,172. As of June 30, 2023, the shares due have not been issued by the transfer agent and are included in common stock to be issued.

The Company has entered into a consulting agreement that requires the issuance of 5,000 shares of common stock per month beginning February 2022. For the six months ended June 30, 2023, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $1,537. As of June 30, 2023, the shares due have not been issued by the transfer agent and are included in common stock to be issued.

In addition to the monthly shares granted the Company also granted the following:

On January 26, 2023, the Company issued a total of 10,500,000 shares of common stock and warrants to purchase up to 10,500,000 additional shares of common stock, to four individuals pursuant to the Signed Securities Purchase Agreements on January 26, 2023, for total cash proceeds of $210,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On January 30, 2023, the Company granted 1,000,000 shares of common stock for services. The shares were valued at $0.063, the closing stock price on the date of grant, for total non-cash compensation expense of $62,800.

On February 16, 2023, the Board of Directors approved a special dividend of five shares of the Company's common stock for every one hundred shares of common stock issued and outstanding (the "Dividend"). The record date for the Dividend is February 27, 2023, and the payment date is March 13, 2023. The shares were valued at $0.068, for a total value of $1,483,528, which has been debited to the accumulated deficit.

On February 21, 2023, Silverback Capital Corporation, fully converted its note dated March 31, 2022, with principal and interest of $360,000 and $25,723, respectively, into 19,286,137 shares of common stock.

On February 22, 2023, the Company issued 6,250,000 shares of common stock and warrants to purchase up to 6,250,000 additional shares of common stock, to an individual pursuant to the Signed Securities Purchase Agreement, for total cash proceeds of $125,000. The Warrants are exercisable for shares of the Company’s common stock at a price of $0.03 per share and expires three years from the date of issuance.

On February 23, 2023, the Company granted 600,000 shares of common stock for services. The shares were valued at $0.122, the closing stock price on the date of grant, for total non-cash compensation expense of $73,200.

On March 7, 2023, the Company granted 850,000 shares of common stock for services. The shares were valued at $0.068, the closing stock price on the date of grant, for total non-cash compensation expense of $57,375.

On March 17, 2023, the Company granted 3,000,000 shares of common stock for services. The shares were valued at $0.065, the closing stock price on the date of grant, for total non-cash compensation expense of $194,400.

Refer to Note 8 for shares issued to related parties.

NOTE 8 – COMMON STOCK

The Company amended its Articles of Incorporation, effective June 29, 2021, to increase its authorized shares of common stock to 2,000,000,000.

During the year ended December 31, 2021, the Company issued 7,250,000 shares of common stock for services, for total non-cash compensation expense of $757,240.

During the year ended December 31, 2021, the Company granted 1,391,688 shares of common stock for services, for total non-cash compensation expense of $169,140. These shares have not yet been issued as of December 31, 2021 and are included in common stock to be issued.

During the year ended December 31, 2021, the Company sold 162,200,000 shares of common stock for total cash proceeds of $3,244,000. The shares were sold at $0.02, pursuant to the Company’s Regulation A Offering Statement qualified on June 21, 2021.

During the year ended December 31, 2021, the Company issued 41,701,860 shares of common stock for conversion of approximately $1,231,461 of debt.

The Company has entered into two consulting agreements that require the issuance of 20,834 shares of common stock per month through May 2023. During Q1 2022, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $1,771. During Q2 2022, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $2,246. During Q3 2022, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $1,085. During Q4 2022, the shares were valued at the closing stock price on the date of grant for total non-cash stock compensation of $860. On December 14, 2022, the Company issued all shares due as well as an additional 2,000,000 shares each. The additional shares were valued at $0.035, the closing stock price on the date of grant, for total non-cash expense of $140,000.

The Company has entered into a consulting agreement that requires $3,000 per month be paid with shares of common based on the closing stock price of the applicable date each month. During Q1 2022, the Company issued 525,016 shares of common stock that were granted and accounted for in the prior period pursuant to the terms of this agreement. For Q1 2022, there are 292,861 shares of common stock due. For Q2 2022, there are approximately 306,000 shares of common stock due. For Q3 2022, there are approximately 553,000 shares of common stock due. As of December 31, 2022, not all shares due have not been issued by the transfer agent. $18,000 is included in common stock to be issued.

The Company has entered into a consulting agreement that require the issuance of 5,000 shares of common stock per month beginning February 2022. As of December 31, 2022, 555,000 shares were issued for total non-cash compensation expense of $1,793.

In addition to the monthly shares granted the Company also granted the following:

During Q1 2022, the Company granted 1,000,000 shares of common stock for services, for total non-cash compensation expense of $30,800.

On April 1, 2022, the Company sold 30,000,000 shares of common stock to Silverback for total proceeds of $600,000.

During Q2 2022, the Company issued 5,000,000 shares of common stock for services. The shares were valued based on the closing stock price on the date of grant for total non-cash compensation expense of $148,800.

During Q3 2022, the Company issued 5,000,000 shares of common stock for services. The shares were valued based on the closing stock price on the date of grant for total non-cash compensation expense of $82,500.

During Q3 2022, the Company granted 2,500,000 shares of common stock pursuant to the terms of a new joint venture agreement. The shares were valued based on the closing stock price on the date of grant for total non-cash compensation expense of $35,500.

During Q4 2022, the Company issued 3,238,000 shares of common stock, that had been granted and accounted for in common stock to be issued in prior years.

During Q4 2022, the Company issued 21,600,000 shares of common stock for services. The shares were valued based on the closing stock price on the date of grant for total non-cash compensation expense of $664,200.

Refer to Note 7 for shares issued to related parties.